7B. Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
7B. Commitments and Contingencies

Operating Leases

In December 2009, the Company moved its offices, which comprise its administrative, research and development, marketing and production facilities to 5835 Peachtree Corners East, Suite D, Norcross, Georgia 30092. The Company leases approximately 23,000 square feet under a lease that expires in June 2017. The fixed monthly lease expense is approximately $15,000 plus common charges. The Company also leases office and automotive equipment under operating lease agreements with monthly payments ranging from $275 to $1,960.  These leases expire at various dates through April 2016.  Future minimum rental payments at December 31, 2013 under non-cancellable operating leases for office space and equipment are as follows (in thousands):

Year	Amount (,000)
2014	$207
2015	211
2016	201
2017	98
Total	$717

Rental expense was approximately $170,000 in 2013 and 2012.

Litigation and Claims

For the years ended December 31, 2013 and 2012, there was no accrual needed for any potential losses related to pending litigation.

Contracts

Under the Company’s prior collaboration agreements with Konica Minolta related to the development of lung and esophageal cancer detection products, the Company received approximately $400,000 and $1.3 million, respectively, in 2012. In February 2013, the Company replaced its existing agreements with Konica Minolta with a new agreement, pursuant to which, subject to the payment of a nominal license fee due upon FDA approval, Konica Minolta has granted the Company a five-year, world-wide, non-transferable and non-exclusive right and license to manufacture and to develop a non-invasive esophageal cancer detection product from Konica Minolta and based on the Company’s biophotonic technology platform. The license permits the Company to use certain related intellectual property of Konica Minolta. In return for the license, the Company has agreed to pay Konica Minolta a royalty for each licensed product the Company sells.